CONSOLIDATED CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 93,061	$ 148,689		$ 87,886
Accounts and notes receivable, net	264,437	257,889		168,615
Rig materials and supplies	44,488	41,781		29,422
Deferred costs	10,698	13,682		1,089
Deferred income taxes	8,973	9,940		8,742
Other tax assets	23,313	24,079		33,524
Other current assets	20,162	23,223		12,853
Total current assets	465,132	519,283		342,131
Property, plant and equipment, at cost:
Drilling equipment		1,418,582		1,232,891
Rental tools		395,626		337,874
Buildings, land and improvements		49,518		38,736
Other		61,273		57,185
Construction in progress		82,381		190,445
Property plant and equipment, gross		2,007,380		1,857,131
Less accumulated depreciation and amortization	1,160,435	1,136,024		1,063,934
Property, plant and equipment, net	874,300	871,356	[1]	793,197	[1]
Other assets:
Rig materials and supplies		10,221		12,930
Debt issuance costs	13,484	14,208		8,863
Deferred income taxes	118,431	102,420		95,295
Other assets		17,268		3,317
Other noncurrent assets	29,021	27,489
Total other assets		144,117		120,405
Total assets	1,500,368	1,534,756		1,255,733
Current liabilities:
Current portion of long-term debt	18,801	25,000		10,000
Accounts payable		90,033		62,090
Accounts payable and accrued liabilities	167,455	174,886		137,746
Accrued liabilities		84,853		75,656
Accrued income taxes	17,195	7,266		4,120
Total current liabilities	203,451	207,152		151,866
Long-term debt	612,574	628,781		469,205
Other long-term liabilities	17,527	26,914		23,182
Long-term deferred tax liability	41,026	38,767		20,847
Commitments and contingencies	0	0		0
Stockholders' equity:
Preferred stock
Common stock	20,164	20,075		19,818
Capital in excess of par value	660,742	657,349		646,217
Accumulated deficit	(60,163)	(47,616)		(74,631)
Accumulated Other Comprehensive Income	1,783	1,888		0
Total controlling interest stockholders' equity	622,526	631,696		591,404
Noncontrolling interest	3,264	1,446		(771)
Total equity	625,790	633,142		590,633
Total liabilities and stockholders' equity	$ 1,500,368	$ 1,534,756		$ 1,255,733

[1]	Long-lived assets primarily consist of property, plant and equipment, net and exclude assets held for sale, if any